EARNINGS PER SHARE (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 09, 2013	Dec. 31, 2014	Dec. 31, 2013
Basic and Diluted
Weighted average common shares outstanding		2,204,803	2,288,379
Basic and diluted income (loss) per common share (in dollars per share)		$ 0.96	$ 0.39
Exchange ratio	$ 1.1460
Shares unearned from the 2013 employee stock ownership plan		105,032	108,783
Earnings Per Share, Basic [Abstract]
Net Income		$ 2,102,000	$ 903,000
Distributed income allocated to participating securities		(20,000)
Undistributed earnings (loss) allocated to participating securities, basic		(9,000)
Earnings allocated to common shareholders		2,102,000	903,000
Weighted common shares outstanding, including participating securities		2,204,803	2,288,379
Less: Participating securities		(34,729)
Weighted average common shares outstanding		2,170,074	2,288,379
Basic earnings per common share (in dollars per share)		$ 0.96	$ 0.39
Earnings Per Share, Diluted [Abstract]
Net Income (Loss) Available to Common Stockholders, Diluted		$ 2,073,000	$ 903,000
Weighted average common shares outstanding		2,170,074	2,288,379
Diluted weighted-average shares for basic		2,170,074	2,288,379
Earnings Per Share, Diluted		$ 0.96	$ 0.39